Loans And Receivables Details of restricted due from banks (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Restricted due from financial institutions [Line Items]
Total	₩ 7,495,518	₩ 13,098,496
Due from banks in local currency
Restricted due from financial institutions [Line Items]
Total	6,340,890	11,465,466
Due from banks in local currency | Due from the Bank of Korea
Restricted due from financial institutions [Line Items]
Total	₩ 6,246,496	₩ 11,395,162
Reason of restriction	Reserve deposits under BOK Act	Reserve deposits under BOK Act
Counterparty	The Bank of Korea	The Bank of Korea
Due from banks in local currency | Others
Restricted due from financial institutions [Line Items]
Total	₩ 94,394	₩ 70,304
Reason of restriction	Central counter party KRW margin and others	Reserve deposits of the futures, option and others
Counterparty	the Korea Exchange and others	Samsung Investment & Securities Co., Ltd. and others
Due from banks in foreign currencies
Restricted due from financial institutions [Line Items]
Total	₩ 1,154,628	₩ 1,633,030
Due from banks in foreign currencies | Others
Restricted due from financial institutions [Line Items]
Total	₩ 367,108	₩ 778,418
Reason of restriction	Reserve deposits and others	Reserve deposits and others
Counterparty	The People’s Bank of China and others	The People’s Bank of China and others
Due from banks in foreign currencies | Due from banks on demand
Restricted due from financial institutions [Line Items]
Total	₩ 787,520	₩ 854,612
Reason of restriction	Reserve deposits under The BOK Act and others	Reserve deposits under The BOK Act and others
Counterparty	The Bank of Korea and others	The Bank of Korea and others